Cover	Jan. 16, 2023
Cover [Abstract]
Entity Registrant Name	Mymetics Corporation
Entity Central Index Key	0000927761
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 16, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	000-25132
Entity Tax Identification Number	25-1741849
Entity Address Address Line 1	Route de la Corniche 4 1066
Entity Address City Or Town	Epalinges
Entity Address Country	CH
City Area Code	011
Local Phone Number	41 21 653 45 35
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	MYMX